Short -Term Debt (Tables)	6 Months Ended
Mar. 31, 2024
Short Term Debt [Abstract]
Schedule of Short-Term Debt	The short-term debt was as follows:
	September 30, 2023	March 31, 2024
	RMB	RMB
Short-term debt	44,432	54,460